Organization - Additional Information (Detail 1)					6 Months Ended	12 Months Ended
	Jul. 18, 2025 USD ($)	May 28, 2021 USD ($) shares	Feb. 26, 2021 USD ($)	Jan. 15, 2021 $ / shares shares	Jun. 30, 2026 Employee $ / shares shares	Dec. 31, 2025 Employee $ / shares shares	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares shares
Organization And Nature Of Operations [Line Items]
Date of formation of company					Oct. 14, 2020	Oct. 14, 2020
Number of employees | Employee					0	0
Preferred Stock, shares authorized				200,000,000	200,000,000	200,000,000		200,000,000
Preferred Stock, par value | $ / shares				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Shares issuable pursuant to distribution reinvestment plan | $	$ 75,000,000		$ 20,000,000
Maximum
Organization And Nature Of Operations [Line Items]
Common stock, value authorized | $			$ 200,000,000
Class A Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized					230,000,000	230,000,000		230,000,000
Common Stock, par value | $ / shares					$ 0.001	$ 0.001		$ 0.001
Class A Common Stock [Member] | Primary Offering | Maximum
Organization And Nature Of Operations [Line Items]
Common stock, value authorized | $		$ 1,000,000,000
Class A Common Stock [Member] | Pubic Offering
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized		300,000,000
Shares issuable pursuant to distribution reinvestment plan | $		$ 95,000,000
Class P Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized					30,000,000	30,000,000		30,000,000
Common Stock, par value | $ / shares					$ 0.001	$ 0.001		$ 0.001
Class P Common Stock [Member] | Pubic Offering
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized		30,000,000
Class T Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized					100,000,000	100,000,000		100,000,000
Common Stock, par value | $ / shares					$ 0.001	$ 0.001		$ 0.001
Class T Common Stock [Member] | Primary Offering | Maximum
Organization And Nature Of Operations [Line Items]
Common stock, value authorized | $		$ 1,000,000,000
Class T Common Stock [Member] | Pubic Offering
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized		300,000,000
Shares issuable pursuant to distribution reinvestment plan | $		$ 95,000,000
Class W Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized					70,000,000	70,000,000		70,000,000
Common Stock, par value | $ / shares					$ 0.001	$ 0.001		$ 0.001
Class W Common Stock [Member] | Primary Offering | Maximum
Organization And Nature Of Operations [Line Items]
Common stock, value authorized | $		$ 1,000,000,000
Class W Common Stock [Member] | Pubic Offering
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized		70,000,000
Shares issuable pursuant to distribution reinvestment plan | $		$ 95,000,000
Series E Preferred Offering
Organization And Nature Of Operations [Line Items]
Preferred Stock, par value | $ / shares							$ 0.001
Preferred stock offering price | $ / shares							$ 10
Articles of Incorporation
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized				30,000
Common Stock, par value | $ / shares				$ 0.001
Articles of Amendment and Restatement
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorized				700,000,000
Common Stock, par value | $ / shares				$ 0.001
Strategic Storage Advisor IV, LLC | Class A Common Stock [Member]
Organization And Nature Of Operations [Line Items]
Number of shares sold to advisor				110
SmartStop REIT Advisors, LLC | Strategic Storage Advisor IV, LLC
Organization And Nature Of Operations [Line Items]
Percentage of economic interests owned by sponsor					100.00%	100.00%
SmartStop REIT Advisors, LLC | Strategic Storage Property Management VI, LLC
Organization And Nature Of Operations [Line Items]
Percentage of Property Management owned by sponsor					100.00%	100.00%